Business Acquisition and Goodwill (Details) - Schedule of the Assets Acquired, Liabilities Assumed and Related Deferred Income Tax - Business Acquisitions [Member]	Dec. 31, 2023 USD ($)
Business Acquisition and Goodwill (Details) - Schedule of the Assets Acquired, Liabilities Assumed and Related Deferred Income Tax [Line Items]
Current assets	$ 13,341,925
Other non-current assets	20,684
License	4,537,549
Total assets acquired	17,900,158
Current liabilities	(13,340,550)
Deferred tax liabilities	(1,134,387)
Total liabilities assumed	(14,474,937)
Net identifiable assets acquired	3,425,221
Total consideration	5,920,795
Goodwill	$ 2,495,574